Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Malvern Funds
Entity Central Index Key	0000836906
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000157008 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Institutional Intermediate-Term Bond Fund
Class Name	Institutional Plus Shares
Trading Symbol	VIITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Institutional Intermediate-Term Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 30,639,000,000
Holdings Count | Holding	2,732
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$30,639
Number of Portfolio Holdings	2,732
Portfolio Turnover Rate	76%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	24.1%
Corporate Bonds	29.8%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	41.9%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000157009 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Institutional Short-Term Bond Fund
Class Name	Institutional Plus Shares
Trading Symbol	VISTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Institutional Short-Term Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[2]
Net Assets	$ 6,697,000,000
Holdings Count | Holding	975
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6,697
Number of Portfolio Holdings	975
Portfolio Turnover Rate	72%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	39.4%
Corporate Bonds	30.7%
Sovereign Bonds	3.8%
U.S. Government and Agency Obligations	21.2%
Other Assets and Liabilities—Net	4.9%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000166995 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VCOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[3]
Net Assets	$ 21,020,000,000
Holdings Count | Holding	3,367
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$21,020
Number of Portfolio Holdings	3,367
Portfolio Turnover Rate	159%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	11.6%
Corporate Bonds	29.9%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	12.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	45.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000166996 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond Fund
Class Name	Investor Shares
Trading Symbol	VCORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[4]
Net Assets	$ 21,020,000,000
Holdings Count | Holding	3,367
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$21,020
Number of Portfolio Holdings	3,367
Portfolio Turnover Rate	159%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	11.6%
Corporate Bonds	29.9%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	12.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	45.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000231055 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Multi-Sector Income Bond Fund
Class Name	Investor Shares
Trading Symbol	VMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.40%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[5]
Net Assets	$ 494,000,000
Holdings Count | Holding	1,359
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$494
Number of Portfolio Holdings	1,359
Portfolio Turnover Rate	51%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	10.0%
Corporate Bonds	66.9%
Floating Rate Loan Interests	2.7%
Sovereign Bonds	13.4%
U.S. Government and Agency Obligations	5.5%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000231054 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Multi-Sector Income Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.30%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[6]
Net Assets	$ 494,000,000
Holdings Count | Holding	1,359
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$494
Number of Portfolio Holdings	1,359
Portfolio Turnover Rate	51%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	10.0%
Corporate Bonds	66.9%
Floating Rate Loan Interests	2.7%
Sovereign Bonds	13.4%
U.S. Government and Agency Obligations	5.5%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000231056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[7]
Net Assets	$ 926,000,000
Holdings Count | Holding	2,594
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$926
Number of Portfolio Holdings	2,594
Portfolio Turnover Rate	170%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	32.3%
Floating Rate Loan Interests	0.3%
Sovereign Bonds	19.5%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	34.2%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000231057 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond Fund
Class Name	Investor Shares
Trading Symbol	VCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.30%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[8]
Net Assets	$ 926,000,000
Holdings Count | Holding	2,594
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$926
Number of Portfolio Holdings	2,594
Portfolio Turnover Rate	170%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	32.3%
Floating Rate Loan Interests	0.3%
Sovereign Bonds	19.5%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	34.2%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000246714 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond ETF
Class Name	ETF Shares
Trading Symbol	VCRB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core Bond ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[9]
Net Assets	$ 6,420,000,000
Holdings Count | Holding	3,263
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6,420
Number of Portfolio Holdings	3,263
Portfolio Turnover Rate	175%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	10.4%
Corporate Bonds	31.7%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	10.8%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	45.6%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000246715 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond ETF
Class Name	ETF Shares
Trading Symbol	VPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[10]
Net Assets	$ 1,351,000,000
Holdings Count | Holding	2,741
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$1,351
Number of Portfolio Holdings	2,741
Portfolio Turnover Rate	185%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	9.8%
Corporate Bonds	32.7%
Floating Rate Loan Interests	0.3%
Sovereign Bonds	17.3%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	39.5%
Other Assets and Liabilities—Net	0.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000261170 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Multi-Sector Income Bond ETF
Class Name	ETF Shares
Trading Symbol	VGMS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Multi-Sector Income Bond ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$15	0.30%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[11]
Net Assets	$ 202,000,000
Holdings Count | Holding	930
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$202
Number of Portfolio Holdings	930
Portfolio Turnover Rate	51%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	9.6%
Corporate Bonds	70.7%
Floating Rate Loan Interests	2.1%
Sovereign Bonds	12.1%
U.S. Government and Agency Obligations	3.0%
Other Assets and Liabilities—Net	2.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000261811 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Inflation-Protected Securities ETF
Class Name	ETF Shares
Trading Symbol	VTP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Inflation-Protected Securities ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[12]
Net Assets	$ 110,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$110
Number of Portfolio Holdings	49
Portfolio Turnover Rate	11%

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of March 31, 2026)
0 - 5 Years	50.5%
5 - 10 Years	34.8%
10 - 15 Years	1.5%
15 - 20 Years	5.2%
20 - 25 Years	3.1%
Over 25 Years	4.4%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000261812 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Treasury ETF
Class Name	ETF Shares
Trading Symbol	VTG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Treasury ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[13]
Net Assets	$ 85,000,000
Holdings Count | Holding	283
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$85
Number of Portfolio Holdings	283
Portfolio Turnover Rate	12%

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of March 31, 2026)
0 - 5 Years	55.9%
5 - 10 Years	22.6%
10 - 15 Years	1.5%
15 - 20 Years	7.7%
20 - 25 Years	3.7%
Over 25 Years	7.5%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000261813 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Government Securities Active ETF
Class Name	ETF Shares
Trading Symbol	VGVT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Government Securities Active ETF (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[14]
Net Assets	$ 45,000,000
Holdings Count | Holding	257
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$45
Number of Portfolio Holdings	257
Portfolio Turnover Rate	113%

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of March 31, 2026)
0 - 5 Years	51.0%
5 - 10 Years	16.9%
10 - 15 Years	2.4%
15 - 20 Years	8.0%
20 - 25 Years	6.2%
Over 25 Years	14.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.